Property and Equipment, Net	6 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8 — Property and Equipment, Net

Property and equipment, net consisted of the following at March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Computer Equipment	$60,341	$—
Drones	7,122	—
Total cost	67,463	—
Accumulated depreciation	(7,342)	—
Net book value	$60,121	$—

Depreciation expense was $5,360 and $0 for the three months ended March 31, 2026 and 2025, respectively, and $7,342 and $0 for the six months ended March 31, 2026 and 2025, respectively.

At March 31, 2026 and September 30, 2025, $360,000 and $0 deposit on boat purchase is included in other non-current assets on the accompanying unaudited condensed consolidated balance sheets.